Exhibit 99.2

3097 Satellite Blvd., Bldg. 700, Ste. 400, Duluth, GA 30096

770.497.9100

31 July 2019

Progress Residential Master Trust
40 West 57th Street, 15th Floor
New York, NY 10019

RE: Progress Residential Depositor, LLC (the “Issuing Entity”) HOA Discrepancy Review

Ladies and Gentlemen:

In connection with the offering (the “Offering”) of the securities of the Issuing Entity referenced above, we have conducted the HOA Discrepancy Review further described below. The review was conducted in accordance with what we believe to be customary residential title practice and was intended to assist in resolving certain discrepancies regarding whether specified properties may be subject to an active homeowners’, condominium, or other common-interest community association (each an “HOA”) as of the date hereof. A more detailed description of services performed and of our findings and conclusions is set forth below. The description below is intended to satisfy the disclosure requirements of Items 4 and 5 of FORM ABS DUE DILIGENCE-15E, which form has been provided to you concurrently herewith.

I. Manner and Scope of Review Performed (Item 4 of Form ABS Due Diligence-15E)

a. Background.

We have been informed that:

1. The securities are to be secured by, among other things, a mortgage loan (the “Mortgage Loan”) primarily secured by certain residential rental properties (the “Properties”).

2. Some of the Properties were previously designated by Progress Residential Master Trust (the “Loan Sponsor”) as not being subject to an HOA (“Non-HOA Properties”).

3. Based upon a review of the Properties conducted by a third party, certain discrepancies may have been identified suggesting that certain of the Non-HOA Properties may in fact be subject to an HOA; and/or an HOA Discrepancy Review for certain properties was deemed appropriate by the Loan Sponsor.

b. Properties Subject to Review. [(1) through (3) of Item 4.]

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The Loan Sponsor and/or Loan Sponsor’s agent provided us with a list of properties with respect to which we were requested to perform our HOA Discrepancy Review (each, a “Subject Property”; collectively, the “Subject Properties”). The list of Subject Properties is attached hereto as Schedule I. Our HOA Discrepancy Review did not include “sampling” the pool.  The Subject Properties were not chosen using randomization, probability sampling, or any other statistical methodology.  Rather, the Subject Properties were identified by you.  Accordingly, they may not be representative of the entire pool, as to which we make no representation.

c. How the Review Was Conducted. [(4) of Item 4]

We applied what we believe to be customary residential title practice to locate evidence that a Subject Property may be subject to an active HOA. We and/or our third-party vendor(s) employ a variety of customary searching methods, the most salient of which are described below, that are reasonably designed to reveal evidence regarding the existence of an active HOA (the “HOA Discrepancy Review”). Every property is unique, and not every search method is employed with respect to each of the Subject Properties. These methods are intended to allow us to reach a reasonable judgment regarding the likely existence of an active HOA. However, for a variety of reasons, including the reasons described below under “Limitations of Searching Methods,” it is not possible to determine with absolute certainty that no active HOA exists with respect to the Subject Properties.

Customary Searching Methods. Set forth below are certain customary inquiries which we and our third-party vendor(s) employ to locate evidence that an active HOA may exist. As noted, not all of these methods are used for every Subject Property.

1. Review of DCCR. In some instances, inquiry is made regarding whether the property is subject to any Declaration of Covenants, Conditions and Restriction (“DCCR”) or similar documentation. Where a DCCR does exist, it may be examined to ascertain whether the creation of an HOA was contemplated.

2. Review of state registrations. A search of appropriate state records is sometimes conducted to ascertain whether an HOA has been registered as may be required by applicable law.

3. Internet searches. Standard search engines may be used to search the internet for evidence of an active HOA.

4. Review of prior mortgages. Certain mortgages to which the Subject Properties were previously subject may be reviewed, in order to ascertain whether a rider had been attached which would indicate that a Subject Property is part of a Planned Unit Development. This type of rider is intended to give the lender the right to pay any dues that may be owed, and therefore is commonly used where an active HOA is present.

5. Contacting listing agents. Inquiry is sometimes made of one or two listing agents who appear to list other properties in the same neighborhood as the Subject Property.

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6. Contacting homeowners or residents. Inquiry is sometimes made of one or two persons owning or residing at properties in the same development as the Subject Property.

Limitations of Searching Methods.

As noted, it is not possible for any inquiry to prove with absolute certainty that no HOA exists with respect to the Subject Properties, and customary searching methods are subject to certain inherent limitations. Those limitations include, but are not limited to, the following:

It is possible for an HOA to exist even though the DCCR reviewed does not contain an explicit reference to an HOA, or there appears to be no DCCR. This may happen for a number of reasons. For example, there may have been a drafting error in the DCCR, or an important amendment to the DCCR or the DCCR itself could have been misfiled or incorrectly referenced. Old or vague descriptions can also prevent this review from being definitive. It is also possible for a DCCR to contemplate an HOA, yet nonetheless one may not be active.

It is possible for an HOA to exist and yet not be registered with relevant state agencies. In some instances, an HOA may not be legally required to be registered. Furthermore, even when such a requirement applies, there may nonetheless be an HOA that is simply not in compliance with applicable registration requirements.

Many HOAs do not establish web sites or other presence on the world-wide net. Further, internet searches are, by their nature, imprecise. Thus, the lack of applicable search “hits” from general internet searching cannot prove that an HOA is not applicable to a Subject Property.

It is possible that a Subject Property has never been subject to a prior mortgage. Even where a prior mortgage does exist, it is possible for the lender to have failed to include a PUD rider in the mortgage, even if the property had been subject to an HOA.

Even when listing agents are contacted, there is no way of ensuring that any particular agent is in fact especially knowledgeable regarding any Subject Property or the neighborhood where the property is located.

Although neighborhood residents or homeowners are sometimes contacted for information, locating contact information for such persons is a random selection process. Persons contacted may not be able or willing to answer our questions, or they may even provide inaccurate information.

d. Additional Information Regarding Scope of Review. [(5) through (8) of Item 4]

We have not undertaken any data integrity or other review beyond what is described herein, nor was our review undertaken for the purpose of:

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1. Satisfying any criteria for due diligence published by a nationally recognized statistical rating organization, or

2. Making any findings with respect to:

i.       Whether the origination of the Mortgage Loan conformed to, or deviated from, stated underwriting or credit extension guidelines, standards, criteria, or other requirements,

ii.       The value of the Properties or any other collateral securing the Mortgage Loan,

iii.       Whether the originators of the Mortgage Loan complied with federal, state and local laws and regulations, or

iv.       Any other factor or characteristic of the Mortgage Loan that would be material to the likelihood that the issuer of the certificates that are secured by the Mortgage Loan will pay interest and principal in accordance with applicable terms and conditions.

Our HOA Discrepancy Review is limited to the procedures set forth in (c) above. Although we believe these procedures to be customary residential title practice to locate evidence that a property may be subject to an active HOA, we make no representation regarding the sufficiency of the procedures described in (c) above, either for the purpose for which this report has been requested or for any other purpose.

II. Summary of Findings and Conclusions from Our Review (Item 5 of Form ABS Due Diligence-15E)

Based upon the HOA Diligence Review conducted in accordance with the procedures outlined in Part I above, and assuming the accuracy of the information contained in the documents described therein, we concluded, as set forth in more detail in Schedule I attached hereto and subject to the limitations set forth herein, that:

To our knowledge, after inquiry as described above, 34 of 241 of the Subject Properties set forth on Schedule I are subject to an active and mandatory HOA.

Our conclusions are limited to the matters expressly stated herein, and no opinion is implied or may be inferred beyond the matters expressly stated herein.  The conclusions expressed herein are given only as of the dates when the research was conducted, and we undertake no responsibility to update or supplement this report after the dates thereof for any reason.

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This report was prepared solely for the benefit of the addressee set forth above. It should not be relied on in any manner or for any purpose by any other person or entity, including prospective investors or ratings agencies in connection with the offering referenced above (collectively, “Third Parties”), except for placement agents involved directly with the placement of this securitization transaction. Accordingly, this report was not intended to create, and shall not be deemed to create any benefits, rights, duties, or obligations in or to, any such Third Parties.

Except as required by law, this report may not be quoted in whole or in part, including in any prospectus or offering memorandum, without our prior written consent.  In addition, this report is not assignable to any person or entity without our prior written approval.

OS National LLC

By:	/s/ Jim Duggan
Name:	Jim Duggan
Title:	Director of Institutional Transactions

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Schedule I

Client Code	Address	HOA Status
90000148	8549 Deer Chase Dr	APPARENT HOA PROPERTY
90000653	1480 Muir Cir	APPARENT HOA PROPERTY
90000209	2142 Sandridge Cir	APPARENT HOA PROPERTY
90000524	263 Curtis Ave	APPARENT HOA PROPERTY
90000875	2032 Newtown Rd	APPARENT HOA PROPERTY
90000860	9732 Hollyhill Dr	APPARENT HOA PROPERTY
90000675	11256 Carabelee Cir	APPARENT HOA PROPERTY
90000131	11523 Oyster Bay Cir	APPARENT HOA PROPERTY
90000172	8636 Persea Ct	APPARENT HOA PROPERTY
132032	1600 Maximilian Dr	APPARENT HOA PROPERTY
139712	6803 Oakcrest Way	APPARENT HOA PROPERTY
90000532	745 Briargrove Ave	APPARENT HOA PROPERTY
90000885	221 Wingdale Way	APPARENT HOA PROPERTY
90000888	2802 Shumard St	APPARENT HOA PROPERTY
90000205	166 Cloverdale Rd	APPARENT HOA PROPERTY
90000533	156 Brushcreek Dr	APPARENT HOA PROPERTY
131542	1973 Falcon Ct	APPARENT HOA PROPERTY
102340	9933 Conrad Dr	APPARENT HOA PROPERTY
124684	9890 Vista Ridge Dr	APPARENT HOA PROPERTY
136756	2952 N Hartland Dr	APPARENT HOA PROPERTY
90000779	952 Moore Oaks Ct	APPARENT HOA PROPERTY
90000592	332 Plum Horse Ave	APPARENT HOA PROPERTY
90000589	1709 Woodward Heights Way	APPARENT HOA PROPERTY
137458	1932 Encino Dr	APPARENT HOA PROPERTY
90000702	176 Ilex Dr	APPARENT HOA PROPERTY
90000297	4937 Lake Park Ln	APPARENT HOA PROPERTY
97623	4215 W Mill Trl NW	APPARENT HOA PROPERTY
94615	3158 Thornbush Ct	APPARENT HOA PROPERTY
54754	1006 Rolling Meadows Rd	APPARENT HOA PROPERTY
90000348	4137 Marshwood Trce	APPARENT HOA PROPERTY
135727	1240 Chris Lake Dr	APPARENT HOA PROPERTY
90001002	913 Ivy Brook Ct	APPARENT HOA PROPERTY
138164	5356 Lamb Valley Dr	APPARENT HOA PROPERTY
141016	9153 Saint Kitts Rd	APPARENT HOA PROPERTY
120885	8745 W Tuckey Ln	APPARENT NON-HOA PROPERTY
90000772	8571 W Granada Rd	APPARENT NON-HOA PROPERTY
107237	19436 N 36th St	APPARENT NON-HOA PROPERTY
127533	23090 Rye Ave	APPARENT NON-HOA PROPERTY
130893	1903 Farm Way	APPARENT NON-HOA PROPERTY

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133262	2232 Alderney Ct	APPARENT NON-HOA PROPERTY
134435	2431 Burns Dr	APPARENT NON-HOA PROPERTY
134573	2520 Ambrosia Dr	APPARENT NON-HOA PROPERTY
134668	2115 Center Way	APPARENT NON-HOA PROPERTY
136617	2106 Farm Way	APPARENT NON-HOA PROPERTY
48677	2578 Tramore Pl	APPARENT NON-HOA PROPERTY
131274	781 Oliver Ellsworth St	APPARENT NON-HOA PROPERTY
136184	1919 Raising Hill Dr	APPARENT NON-HOA PROPERTY
134243	935 Duskin Dr	APPARENT NON-HOA PROPERTY
90000540	11485 Rolling River Blvd	APPARENT NON-HOA PROPERTY
104554	10950 Creekview Dr	APPARENT NON-HOA PROPERTY
134184	12772 Clear Springs Dr	APPARENT NON-HOA PROPERTY
104797	7660 Arancio Dr	APPARENT NON-HOA PROPERTY
131118	11283 Garden Moss Cir N	APPARENT NON-HOA PROPERTY
90000146	10365 Gifford Dr	APPARENT NON-HOA PROPERTY
132009	123 Lookout Dr	APPARENT NON-HOA PROPERTY
122026	2416 Kenwick Dr	APPARENT NON-HOA PROPERTY
130300	4008 Levonshire Pl	APPARENT NON-HOA PROPERTY
130701	2302 Kenwick Dr	APPARENT NON-HOA PROPERTY
135542	1319 Peachfield Dr	APPARENT NON-HOA PROPERTY
109859	802 Maple Forest Ave	APPARENT NON-HOA PROPERTY
130541	918 Palm Forest Ln	APPARENT NON-HOA PROPERTY
48035	31074 Lochmore Cir	APPARENT NON-HOA PROPERTY
94841	1913 SE 11th Ave	APPARENT NON-HOA PROPERTY
94866	1307 SE 18th St	APPARENT NON-HOA PROPERTY
104453	139 SE 19th Ln	APPARENT NON-HOA PROPERTY
100529	1733 SW 22nd Ln	APPARENT NON-HOA PROPERTY
134569	312 SW 19th St	APPARENT NON-HOA PROPERTY
54451	189 Grant Blvd	APPARENT NON-HOA PROPERTY
90000970	710 Fullerton Ave S	APPARENT NON-HOA PROPERTY
135890	4913 Ithaca Ln	APPARENT NON-HOA PROPERTY
134531	1147 Leyland Ct	APPARENT NON-HOA PROPERTY
138732	557 Southern Charm Dr	APPARENT NON-HOA PROPERTY
124230	9608 Lingwood Trl	APPARENT NON-HOA PROPERTY
121890	4924 Labrador Ln	APPARENT NON-HOA PROPERTY
135274	1644 Lamplighter Way	APPARENT NON-HOA PROPERTY
135972	8766 Foley Dr	APPARENT NON-HOA PROPERTY
140012	2919 Talladega Dr	APPARENT NON-HOA PROPERTY
126813	20531 Maxim Pkwy	APPARENT NON-HOA PROPERTY
135525	1413 Kingston Way	APPARENT NON-HOA PROPERTY
138770	1409 Harbin Dr	APPARENT NON-HOA PROPERTY

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130553	8854 Parliament Ct	APPARENT NON-HOA PROPERTY
137319	8836 Parliament Ct	APPARENT NON-HOA PROPERTY
144111	1001 Gary Dr	APPARENT NON-HOA PROPERTY
132503	4519 Weasel Dr	APPARENT NON-HOA PROPERTY
122667	1102 Timber Trace Dr	APPARENT NON-HOA PROPERTY
125132	28246 Tall Grass Dr	APPARENT NON-HOA PROPERTY
130422	1252 Aldrich Ct	APPARENT NON-HOA PROPERTY
130702	29429 Tansy Pass	APPARENT NON-HOA PROPERTY
130983	29642 Morningmist Dr	APPARENT NON-HOA PROPERTY
132032	1600 Maximilian Dr	APPARENT NON-HOA PROPERTY
134126	29307 Birds Eye Dr	APPARENT NON-HOA PROPERTY
135838	29324 Birds Eye Dr	APPARENT NON-HOA PROPERTY
136453	1305 Maximilian Dr	APPARENT NON-HOA PROPERTY
90000147	7752 Arms Dr	APPARENT NON-HOA PROPERTY
131621	30801 Tremont Dr	APPARENT NON-HOA PROPERTY
134819	3061 Jordan Heights Ct	APPARENT NON-HOA PROPERTY
136929	1074 Trace Pl	APPARENT NON-HOA PROPERTY
55147	2427 Carthage St	APPARENT NON-HOA PROPERTY
55963	1159 Montana Ln	APPARENT NON-HOA PROPERTY
130745	4239 Dekle Ave	APPARENT NON-HOA PROPERTY
130902	2120 Topsy Ter	APPARENT NON-HOA PROPERTY
130911	2795 Yacolt Ave	APPARENT NON-HOA PROPERTY
131192	1549 N Chamberlain Blvd	APPARENT NON-HOA PROPERTY
131929	2736 Saybrook Ave	APPARENT NON-HOA PROPERTY
59131	5515 Maccaughey Dr	APPARENT NON-HOA PROPERTY
131133	3595 Starboard Ave	APPARENT NON-HOA PROPERTY
134182	3781 Beeber St	APPARENT NON-HOA PROPERTY
132005	2212 Rushmore St	APPARENT NON-HOA PROPERTY
132358	3110 Traverse Ave	APPARENT NON-HOA PROPERTY
130998	4199 Mermell Cir	APPARENT NON-HOA PROPERTY
132857	5905 Humkey St	APPARENT NON-HOA PROPERTY
134732	4023 Palau Dr	APPARENT NON-HOA PROPERTY
108397	350 Unicorn Rd	APPARENT NON-HOA PROPERTY
131889	1023 Horizon Rd	APPARENT NON-HOA PROPERTY
132008	364 Cowry Rd	APPARENT NON-HOA PROPERTY
140848	1137 Amanda Kay Cir	APPARENT NON-HOA PROPERTY
86880	3340 Old Lost Mountain Rd	APPARENT NON-HOA PROPERTY
90001082	2205 Independence Dr SW	APPARENT NON-HOA PROPERTY
131647	5298 Gateway Ave	APPARENT NON-HOA PROPERTY
135386	6667 Kentbrook Dr	APPARENT NON-HOA PROPERTY
106493	2847 Flora Lee Dr S	APPARENT NON-HOA PROPERTY

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128030	5823 Stonewall Dr	APPARENT NON-HOA PROPERTY
101368	9216 Rachel Shea Ave	APPARENT NON-HOA PROPERTY
121246	7897 Plantation Ridge Cv	APPARENT NON-HOA PROPERTY
127122	6257 Saddletrail Dr	APPARENT NON-HOA PROPERTY
129785	7414 Ivy Trails Cv	APPARENT NON-HOA PROPERTY
130903	4567 Shinault Ln	APPARENT NON-HOA PROPERTY
130917	4721 Shinault Ln	APPARENT NON-HOA PROPERTY
130925	4586 Davis Grove Blvd	APPARENT NON-HOA PROPERTY
130926	4564 Davis Grove Blvd	APPARENT NON-HOA PROPERTY
131388	4655 Shinault Ln	APPARENT NON-HOA PROPERTY
133034	4743 Shinault Ln	APPARENT NON-HOA PROPERTY
133470	7413 Ivy Trails Cv	APPARENT NON-HOA PROPERTY
133487	9143 Billy Pat Dr	APPARENT NON-HOA PROPERTY
133746	9900 Wynngate Dr	APPARENT NON-HOA PROPERTY
141240	9149 Billy Pat Dr	APPARENT NON-HOA PROPERTY
138450	8035 Park Pike Dr	APPARENT NON-HOA PROPERTY
124119	7544 De Fleury Bnd E	APPARENT NON-HOA PROPERTY
125077	2703 Sapper Ln	APPARENT NON-HOA PROPERTY
125078	2687 Sapper Ln	APPARENT NON-HOA PROPERTY
126255	2717 Sapper Ln	APPARENT NON-HOA PROPERTY
127820	2733 Sapper Ln	APPARENT NON-HOA PROPERTY
127822	7543 De Fleury Bnd E	APPARENT NON-HOA PROPERTY
129218	3468 Avis Ln	APPARENT NON-HOA PROPERTY
139592	2848 Rutherford Dr	APPARENT NON-HOA PROPERTY
138850	3034 Champion Ln SW	APPARENT NON-HOA PROPERTY
120893	1381 Kison Ct NW	APPARENT NON-HOA PROPERTY
131923	4613 Falcon Chase Dr SW	APPARENT NON-HOA PROPERTY
130827	8300 Vermilion Dr	APPARENT NON-HOA PROPERTY
132038	6038 Shining Oak Ln	APPARENT NON-HOA PROPERTY
137650	3226 Burkston Rd	APPARENT NON-HOA PROPERTY
133534	3828 Hunters Run Ln	APPARENT NON-HOA PROPERTY
135766	5507 Burning Ridge Dr	APPARENT NON-HOA PROPERTY
124960	6801 Oviedo Dr	APPARENT NON-HOA PROPERTY
140742	7016 Oviedo Dr	APPARENT NON-HOA PROPERTY
130209	8372 Green Cedar Dr	APPARENT NON-HOA PROPERTY
101539	1737 Villa Vista Way	APPARENT NON-HOA PROPERTY
133193	9156 Indian Breeze Dr	APPARENT NON-HOA PROPERTY
103132	5333 Cool Dawn Ct	APPARENT NON-HOA PROPERTY
108870	5919 Commodore Cove Dr	APPARENT NON-HOA PROPERTY
110451	6055 Autumn Rose Way	APPARENT NON-HOA PROPERTY
134466	433 Elysian Plains Ct	APPARENT NON-HOA PROPERTY

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60396	4633 Roby Grey Way	APPARENT NON-HOA PROPERTY
73235	2517 Lake Martin Ct	APPARENT NON-HOA PROPERTY
95806	3424 Helmsley Ave	APPARENT NON-HOA PROPERTY
108984	1517 Los Alamos Dr	APPARENT NON-HOA PROPERTY
122231	1910 La Villa Dr	APPARENT NON-HOA PROPERTY
131907	5430 Royal Yacht Way	APPARENT NON-HOA PROPERTY
135904	5439 Coleman St	APPARENT NON-HOA PROPERTY
97084	607 Park Landing Ct	APPARENT NON-HOA PROPERTY
129875	2308 Knoll Crest Ave	APPARENT NON-HOA PROPERTY
90001170	617 Heartland Point Ave	APPARENT NON-HOA PROPERTY
104413	15 Garden Springs Dr	APPARENT NON-HOA PROPERTY
104415	435 Garden Springs Dr	APPARENT NON-HOA PROPERTY
104418	175 Whispering Creek Dr	APPARENT NON-HOA PROPERTY
104420	65 Ridgefield Dr	APPARENT NON-HOA PROPERTY
124688	50 Hidden Garden Dr	APPARENT NON-HOA PROPERTY
131395	545 Terry Road	APPARENT NON-HOA PROPERTY
131992	135 Redbud Dr	APPARENT NON-HOA PROPERTY
132183	40 Spring Valley Dr	APPARENT NON-HOA PROPERTY
135529	905 Spanish Oak Cir	APPARENT NON-HOA PROPERTY
137111	1348 E Nir Shreibman Blvd	APPARENT NON-HOA PROPERTY
137253	1210 Shannon Ln	APPARENT NON-HOA PROPERTY
141205	411 Gateway Dr	APPARENT NON-HOA PROPERTY
135367	1519 Dodd Trl	APPARENT NON-HOA PROPERTY
136538	1501 Teresa Ln	APPARENT NON-HOA PROPERTY
136831	2828 Painted Pony Dr	APPARENT NON-HOA PROPERTY
136879	2836 Painted Pony Dr	APPARENT NON-HOA PROPERTY
134145	301 Niagra Ln	APPARENT NON-HOA PROPERTY
138503	8364 Ran Harris Ct	APPARENT NON-HOA PROPERTY
139646	1120 Tiger Woods Way	APPARENT NON-HOA PROPERTY
134546	2414 Quest Ave	APPARENT NON-HOA PROPERTY
135184	1423 Pagosa Ct	APPARENT NON-HOA PROPERTY
134731	300 Stafford Ct	APPARENT NON-HOA PROPERTY
137494	402 Saint Francis Ave	APPARENT NON-HOA PROPERTY
127746	6009 Marley St	APPARENT NON-HOA PROPERTY
131112	5382 Hidden Meadows Dr	APPARENT NON-HOA PROPERTY
131423	11785 McAuley St	APPARENT NON-HOA PROPERTY
131993	11661 Belle Manor Dr	APPARENT NON-HOA PROPERTY
126879	5009 Forest Oasis Ln	APPARENT NON-HOA PROPERTY
129937	3956 Tonya Marie Ln	APPARENT NON-HOA PROPERTY
131418	6710 Hidden Fern Ln E	APPARENT NON-HOA PROPERTY
132819	6869 Quailfield Ln	APPARENT NON-HOA PROPERTY

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135225	6719 Canna Hill Dr	APPARENT NON-HOA PROPERTY
139063	6316 Fairway Wood Cv	APPARENT NON-HOA PROPERTY
135562	9240 Chalkwell Ave	APPARENT NON-HOA PROPERTY
135793	1656 Hailsham Cv	APPARENT NON-HOA PROPERTY
136782	2736 Green Turtle Trl E	APPARENT NON-HOA PROPERTY
136993	1506 Lawson Dr	APPARENT NON-HOA PROPERTY
137360	2745 Dry Well Cv	APPARENT NON-HOA PROPERTY
140757	2626 Wood Sage Cv	APPARENT NON-HOA PROPERTY
141448	1481 Lawson Dr	APPARENT NON-HOA PROPERTY
121171	1171 Stable Run Dr	APPARENT NON-HOA PROPERTY
125696	1030 Nolan Ln	APPARENT NON-HOA PROPERTY
126834	8669 Sandy Hill Cv E	APPARENT NON-HOA PROPERTY
128520	8607 Brer Fox Cv	APPARENT NON-HOA PROPERTY
135129	984 Cully Rd	APPARENT NON-HOA PROPERTY
135411	6929 Show Boat Ln	APPARENT NON-HOA PROPERTY
135412	7107 Puddin Ln	APPARENT NON-HOA PROPERTY
136795	10263 Green Moss Dr N	APPARENT NON-HOA PROPERTY
136990	6824 Kamali Ave	APPARENT NON-HOA PROPERTY
137257	6967 Naples Dr	APPARENT NON-HOA PROPERTY
123850	9690 Sage Bridge Cv	APPARENT NON-HOA PROPERTY
130579	9441 Club Walk Ct	APPARENT NON-HOA PROPERTY
142090	7869 Tankard Dr	APPARENT NON-HOA PROPERTY
128802	3605 Teal Glen St	APPARENT NON-HOA PROPERTY
135255	1328 Falcon Trl	APPARENT NON-HOA PROPERTY
127159	713 Claire View Dr	APPARENT NON-HOA PROPERTY
127161	1629 Laurel Springs Ct	APPARENT NON-HOA PROPERTY
131234	1017 Hollow Oak Rd	APPARENT NON-HOA PROPERTY
131202	520 N Palomino Dr	APPARENT NON-HOA PROPERTY
133424	551 Saddlebrook Dr	APPARENT NON-HOA PROPERTY
131207	2604 Park Valley Dr	APPARENT NON-HOA PROPERTY
127190	7418 Euclid Dr	APPARENT NON-HOA PROPERTY
127349	404 Roan Ln	APPARENT NON-HOA PROPERTY
131332	3419 Cypress Landing Ct	APPARENT NON-HOA PROPERTY
131982	2524 Castle Pines Dr	APPARENT NON-HOA PROPERTY
130736	6736 Ambercrest Dr	APPARENT NON-HOA PROPERTY
128642	8716 Gaines Dr	APPARENT NON-HOA PROPERTY
133099	4265 Estes Park Cir	APPARENT NON-HOA PROPERTY
123875	5308 Yampa Trl	APPARENT NON-HOA PROPERTY

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